Transactions with non-controlling interests - Guangzhou Pengai Xiuqi (Details). - Guangzhou Pengai Xiuqi Aesthetic Medical Clinic Co., Ltd. - CNY (¥) ¥ in Thousands			12 Months Ended
	Jun. 20, 2022	Jun. 19, 2022	Dec. 31, 2022
Carrying amount of non-controlling interests acquired			¥ 86
Excess of consideration paid to non controlling interest recognised within equity			¥ (86)
Proportion of ownership interest held	70.00%	55.00%
Increase in equity interest	20.00%